OTHER INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2021
OTHER INTANGIBLE ASSETS [Abstract]
OTHER INTANGIBLE ASSETS

5.        OTHER INTANGIBLE ASSETS

			Customer
	Patents	Trademarks	lists	Software	Total
	(US$’000)
Cost
At July 1, 2020	541	371	2,817	20,466	24,195
Additions	—	—	—	1,463	1,463
Foreign exchange movements	—	—	—	20	20
At June 30, 2021	541	371	2,817	21,949	25,678
Accumulated amortization
At July 1, 2020	196	—	2,566	18,652	21,414
Impairment charge for the year	—	—	—	—	—
Amortization charge for the year	—	—	71	984	1,055
At June 30, 2021	196	—	2,637	19,636	22,469
Net book value
At June 30, 2021	345	371	180	2,313	3,209
At June 30, 2020	345	371	251	1,814	2,781

Cost
At July 1, 2019	541	371	2,817	18,464	22,193
Additions	—	—	—	2,021	2,021
Foreign exchange movements	—	—	—	(19)	(19)
At June 30, 2020	541	371	2,817	20,466	24,195
Accumulated amortization and impairment
At July 1, 2019	196	—	2,477	16,592	19,265
Impairment charge for the year	—	—	—	777	777
Amortization charge for the year	—	—	89	1,283	1,372
At June 30, 2020	196	—	2,566	18,652	21,414
Net book value
At June 30, 2020	345	371	251	1,814	2,781
At June 30, 2019	345	371	340	1,872	2,928

Amortization charge for the years ended June 30, 2021, 2020 and 2019 comprise of:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Amortization from continuing operations	1,055	1,372	1,722
Amortization from discontinued operations	—	—	5
Total	1,055	1,372	1,727

5.1.	Net book value of software licenses held under financing is $0.5 million as of June 30, 2021 (June 30, 2020: $0.9 million).
5.2.	Estimated amortization expense for the next three years is projected to be:

	June 30,		June 30,		June 30,
	2021		2020		2019
	(US$)
2022	1.2	million	0.7	million	0.8	million
2023	0.8	million	0.4	million	0.2	million
2024	0.5	million	—		—

During the year ended June 30, 2021, no impairment (June 30, 2020: $0.8 million, June 30, 2019: $0.2 million) was recognized in other operating costs.